Taxation - Components of Deferred Tax Assets and Deferred Tax Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred tax assets
Deferred guarantee income and other accrued expenses	¥ 832,412		¥ 477,023
Contingent guarantee liabilities	232,210		434,697
Provision for credit losses	646,460		359,293
Advertising expenses in excess of deduction limit	178		54,970
Net operating loss carryforwards	21,919		13,649
Less: valuation allowance	(6,756)		(4,429)	¥ (6,662)	¥ (6,785)
Total deferred tax assets	1,726,423		1,335,203
Net deferred tax assets	1,176,878	$ 184,678	747,332	157,138
Deferred tax liabilities
Contract assets and service fees receivable	523,752		490,204
Guarantee receivables	80,128		118,713
Total deferred tax liabilities	603,880		608,917
Deferred tax liabilities	¥ 54,335	$ 8,526	¥ 21,046	¥ 309,646